Share Based Compensation - Summary of Activities of Service-based RSU (Detail) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Number of RSUs
Number of RSUs, Unvested Beginning balance	68,283,127	4,895,060	0
Number of RSUs, Granted	53,563,150	78,715,557	5,335,560
Number of RSUs, Vested	(18,466,165)	(6,114,640)	(93,500)
Number of RSUs, Forfeited	(53,014,160)	(9,212,850)	(347,000)
Number of RSUs, Unvested Ending balance	50,365,952	68,283,127	4,895,060
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested Beginning balance	$ 0.66	$ 0.45	$ 0
Weighted-Average Grant-Date Fair Value, Granted	0.23	0.67	0.45
Weighted-Average Grant-Date Fair Value, Vested	0.65	0.63	0.45
Weighted-Average Grant-Date Fair Value, Forfeited	0.56	0.64	0.45
Weighted-Average Grant-Date Fair Value, Unvested Ending balance	$ 0.31	$ 0.66	$ 0.45